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August 2, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Smith Barney Municipal Money Market Fund, Inc. (the "Fund") Post-Effective Amendment No. 33
          File Nos. 002-69938 and 811-3112

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 33 filed on July 26, 2002, which became effective on July 29, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Gordon Swartz
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Gordon Swartz
Assistant Secretary